2. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 28,000	$ 12,000